SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Accounts and other receivable	$ 155	$ (252)	$ (142)
Inventory	4	1	(86)
Other assets	(94)	19	(204)
Accounts payable and other	(23)	(115)	102
Changes in non-cash working capital, net	$ 42	$ (347)	$ (330)